UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 November 16, 2005

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	$1,304,123

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    57168  1261989 SH       SOLE                  1243209             18780
                                                              3061    67575 SH       OTHER                   62835              4740
ALLSTATE CORP                  COM              020002101      475     8600 SH       SOLE                     8600
                                                              1659    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107    53483   863193 SH       SOLE                   850168             13025
                                                              3499    56469 SH       OTHER                   54683              1786
AMGEN INC                      COM              031162100    38032   477375 SH       SOLE                   468725              8650
                                                              2133    26770 SH       OTHER                   26640               130
AUTOMATIC DATA                 COM              053015103    49735  1155562 SH       SOLE                  1137092             18470
                                                              4131    95987 SH       OTHER                   87287              8700
AVON PRODUCTS, INC.            COM              054303102      240     8890 SH       SOLE                     8890
                                                               131     4865 SH       OTHER                     865              4000
BANK NEW YORK INC              COM              064057102    44531  1514134 SH       SOLE                  1494049             20085
                                                              9117   309988 SH       OTHER                  179288            130700
BIOMET INC                     COM              090613100    35017  1008848 SH       SOLE                   987588             21260
                                                              1772    51042 SH       OTHER                   50342               700
CINTAS CORP                    COM              172908105    47871  1166172 SH       SOLE                  1150207             15965
                                                              2962    72148 SH       OTHER                   64900              7248
COCA COLA                      COM              191216100      246     5700 SH       SOLE                     5700
                                                               303     7005 SH       OTHER                    7005
COLGATE PALMOLIVE CO           COM              194162103      472     8932 SH       SOLE                     8932
                                                                26      500 SH       OTHER                     500
COSTCO WHOLESALE CORP NEW      COM              22160K105    49496  1148669 SH       SOLE                  1131209             17460
                                                              2160    50130 SH       OTHER                   49430               700
DELL INC.                      COM              24702R101    48699  1423950 SH       SOLE                  1404480             19470
                                                              2534    74085 SH       OTHER                   73185               900
EBAY INC                       COM              278642103    57574  1397428 SH       SOLE                  1375213             22215
                                                              3773    91570 SH       OTHER                   86670              4900
ECOLAB INC                     COM              278865100    36056  1129225 SH       SOLE                  1110865             18360
                                                              1748    54740 SH       OTHER                   54440               300
EMC CORP-MASS                  COM              268648102    38190  2951284 SH       SOLE                  2899084             52200
                                                              1333   102980 SH       OTHER                  101180              1800
FASTENAL CO                    COM              311900104      367     6000 SH       SOLE                     6000
                                                                61     1000 SH       OTHER                     600               400
FISERV, INC.                   COM              337738108    58362  1272341 SH       SOLE                  1254211             18130
                                                              2996    65310 SH       OTHER                   64560               750
GENERAL ELECTRIC CO            COM              369604103    45167  1341461 SH       SOLE                  1336616              4845
                                                              2744    81491 SH       OTHER                   81066               425
GENTEX CORP                    COM              371901109    44155  2537654 SH       SOLE                  2495054             42600
                                                              2265   130155 SH       OTHER                  123155              7000
HARLEY-DAVIDSON INC            COM              412822108    49156  1014779 SH       SOLE                   999534             15245
                                                              3254    67170 SH       OTHER                   63770              3400
INTEL CORP                     COM              458140100    54247  2200671 SH       SOLE                  2170851             29820
                                                              5612   227676 SH       OTHER                  196076             31600
JOHNSON & JOHNSON              COM              478160104    48684   769338 SH       SOLE                   754533             14805
                                                              4220    66687 SH       OTHER                   58387              8300
MEDTRONIC INC                  COM              585055106    53325   994496 SH       SOLE                   977256             17240
                                                              2955    55116 SH       OTHER                   54716               400
MGIC INVT CORP WIS             COM              552848103      205     3200 SH       SOLE                     3200
                                                                26      400 SH       OTHER                     400
MICROSOFT CORP                 COM              594918104    56669  2202431 SH       SOLE                  2171621             30810
                                                              6781   263535 SH       OTHER                  227735             35800
OMNICOM GROUP INC              COM              681919106    49646   593644 SH       SOLE                   584994              8650
                                                              2239    26775 SH       OTHER                   26575               200
SLM CORPORATION                COM              78442P106    52672   981951 SH       SOLE                   965656             16295
                                                              2819    52555 SH       OTHER                   50755              1800
STATE STREET CORP              COM              857477103    45309   926180 SH       SOLE                   911095             15085
                                                              2116    43261 SH       OTHER                   43061               200
WALGREEN CO COM                COM              931422109    46529  1070870 SH       SOLE                  1054315             16555
                                                              2678    61630 SH       OTHER                   57830              3800
XTO ENERGY INC COM             COM              98385X106    58092  1281808 SH       SOLE                  1256478             25330
                                                              3147    69440 SH       OTHER                   68440              1000